Defined Contribution Plan (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Defined Contribution Plan (Textual)
Employees defer compensation, percentage	100.00%
Employee deferrals contributions, description	The Company began matching in the fourth quarter of 2017 on deferrals at 100% of deferrals up to 3% of one's contributions and 50% on deferrals over 3%, but not exceeding 5% of one's contributions up through the Restatement.
Employee contributions, vesting percentage	100.00%
Employee deferrals, vesting term	6 years
Contributions cost		$ 0	$ 0	$ (4,359)	$ 27,000	$ 7,779	$ 27,000